SCHEDULE OF BALANCE RELATED PARTIES (Details) - Key management personnel of entity or parent [member] ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Salaries and related benefits for related parties employed by the Company	$ 222	₪ 709	₪ 471
Compensation for related parties not employed by the Company	$ 32	₪ 103	₪ 140